Consolidated Balance Sheets (Parentheticals) - Class A Ordinary Shares - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	96,700,000	96,700,000
Ordinary shares, shares outstanding	96,700,000	96,700,000